CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	16 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Operating expenses:
General and administrative	$ 1,701,877	$ 34,097	$ 6,931	$ 2,936,503	$ 38,038	$ 9,319,587	$ 9,326,518	$ 12,263,021
Research and development	13,005,907			23,574,289		826,372	826,372	24,400,661
Depreciation and amortization	69,495	168		118,236	168	10,702	10,702	128,938
Totals	14,777,279	34,265	6,931	26,629,028	38,206	10,156,661	10,163,592	36,792,620
Loss from operations	(14,777,279)	(34,265)	(6,931)	(26,629,028)	(38,206)	(10,156,661)	(10,163,592)	(36,792,620)
Other income (expenses):
Interest income	22,516			48,152		3,783	3,783	51,935
Other income (expense)						(80,000)	(80,000)	(80,000)
Totals	22,516			48,152		(76,217)	(76,217)	(28,065)
Net loss	(14,754,763)	(34,265)	(6,931)	(26,580,876)	(38,206)	(10,232,878)	(10,239,809)	(36,820,685)
Net loss applicable to common stock	$ (14,754,763)	$ (34,265)	$ (6,931)	$ (26,580,876)	$ (38,206)	$ (10,232,878)	$ (10,239,809)	$ (36,820,685)
Net loss per common share-basic and diluted	$ (0.740)	$ (0.009)	$ (0.002)	$ (1.326)	$ (0.010)	$ (1.321)
Weighted-average common shares outstanding-basic and diluted	20,040,000	4,000,000	4,000,000	20,040,000	4,000,000	7,746,529